UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Depreciation and amortisation expense	$ 552	$ 492	$ 1,096	$ 961